TRANSAMERICA PARTNERS VARIABLE FUNDS

and

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

Supplement to the Prospectus dated May 1, 2016

The following supplements the Prospectus for each of the Transamerica Partners Variable Funds Subaccounts:

The Board of Trustees of the underlying Transamerica Partners Portfolios (each, a “Portfolio”) in which certain Transamerica Partners Variable Funds Subaccounts (each, a “Subaccount”) invest has approved a reorganization of each Portfolio pursuant to which the Portfolio’s assets would be acquired, and its liabilities would be assumed, by the fund (the “Acquiring Fund”) listed opposite the Portfolio on Schedule I in exchange for shares of the Acquiring Fund. Each Portfolio would then be liquidated, and shares of the Acquiring Fund would be distributed to the applicable Subaccount and other investors then invested in the Portfolio.

Under each reorganization, the relevant Subaccount would receive shares of the corresponding Acquiring Fund with the same aggregate net asset value as its interest in the Portfolio. It is expected that the reorganization will be taxable to the Subaccount.

Each reorganization is subject to the satisfaction of certain conditions, including approval by the Portfolio’s holders of beneficial interests. Proxy materials describing the reorganizations are expected to be mailed later in 2016. If the reorganizations are approved by the Portfolios’ holders, they are expected to occur during the second quarter of 2017.

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Transamerica Partners Variable Funds Balanced Subaccount

Transamerica Partners Variable Funds Core Bond Subaccount

Transamerica Partners Variable Funds Government Money Market Subaccount

Transamerica Partners Variable Funds High Quality Bond Subaccount

Transamerica Partners Variable Funds High Yield Bond Subaccount

Transamerica Partners Variable Funds Inflation-Protected Securities Subaccount

Transamerica Partners Variable Funds International Equity Subaccount

Transamerica Partners Variable Funds Large Core Subaccount

Transamerica Partners Variable Funds Large Growth Subaccount

Transamerica Partners Variable Funds Large Value Subaccount

Transamerica Partners Variable Funds Small Core Subaccount

Investors Should Retain this Supplement for Future Reference

August 3, 2016

Schedule I

Transamerica Partners Variable Funds Subaccount	Series of Transamerica Partners Portfolios	Acquiring Fund

Transamerica Partners Variable Funds Government Money Market Subaccount	Transamerica Partners Government Money Market Portfolio	Transamerica Government Money Market

Transamerica Partners Variable Funds High Quality Bond Subaccount	Transamerica Partners High Quality Bond Portfolio	Transamerica High Quality Bond

Transamerica Partners Variable Funds Inflation-Protected Securities Subaccount	Transamerica Partners Inflation-Protected Securities Portfolio	Transamerica Inflation-Protected Securities

Transamerica Partners Variable Funds Core Bond Subaccount	Transamerica Partners Core Bond Portfolio	Transamerica Intermediate Bond

Transamerica Partners Variable Funds High Yield Bond Subaccount	Transamerica Partners High Yield Bond Portfolio	Transamerica High Yield Bond

Transamerica Partners Variable Funds Balanced Subaccount	Transamerica Partners Balanced Portfolio	Transamerica Balanced II

Transamerica Partners Variable Funds Large Value Subaccount	Transamerica Partners Large Value Portfolio	Transamerica Large Value Opportunities

Transamerica Partners Variable Funds Large Core Subaccount	Transamerica Partners Large Core Portfolio	Transamerica Large Core

Transamerica Partners Variable Funds Large Growth Subaccount	Transamerica Partners Large Growth Portfolio	Transamerica Large Growth

Transamerica Partners Variable Funds Small Core Subaccount	Transamerica Partners Small Core Portfolio	Transamerica Small Cap Core

Transamerica Partners Variable Funds International Equity Subaccount	Transamerica Partners International Equity Portfolio	Transamerica International Equity